Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2011
Long Short Interest Rate Strategy Fund (First Prospectus Summary) | Long Short Interest Rate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LONG SHORT INTEREST RATE STRATEGY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE -
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long Short Interest Rate Strategy Fund (the "Fund") seeks to maximize total return by taking advantage of price movements in the U.S. Treasury bond market.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND -
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold H-Class Shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER -
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 0%
of the average value of its portfolio. However, the Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE -
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES -
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in accordance with a highly quantitative investment model that is designed to identify a short-term interest rate outlook expressed in terms of exposure to the U.S.
Treasury bond market. It is expected that the model will enable the Fund to potentially benefit from interest rate trends while also enabling it to take advantage of short-term deviations in such trends.

In executing this strategy, the Fund's Sub-Advisor manages the investment model to determine an interest rate outlook. The model evaluates and ranks factors in
3 primary categories: (1) economic outlook based on various macro-economic factors; (2) inflationary expectations based on such factors as precious metals, commodities and other price movements; and (3) investor psychology as demonstrated by the level of market reaction not explained by the economic outlook and inflationary expectations. The interest rate outlook generated by the model determines the portfolio's target duration ranging from fully bullish, with a target duration of 11 years, to fully bearish, with a target duration of negative 11 years. If the outlook is indeterminate, the Advisor will target a neutral portfolio duration of approximately 5.5 years. A neutral portfolio seeks to generate a return that is representative of the return of the overall
Treasury market. Intermediate levels also may be established based on the interest rate outlook. The Sub-Advisor sends the model's signals to the Advisor and the Advisor reviews the rate outlook determined by the model monthly to both manage risk and to seek to take advantage of short-term deviations in the general business cycle trend in interest rates.

On a day-to-day basis, the Fund invests substantially all of its net assets in cash, U.S. Treasury Bills, Notes, and Bonds as well as futures linked to those instruments, and exchange-traded funds ("ETFs"). The Fund also may invest in options, futures and swap agreements for hedging and non-hedging purposes, such as to manage the effective duration of the portfolio or as a substitute for direct investment. By focusing primarily on U.S. Treasury securities and
Treasury-related futures and ETFs, the strategy minimizes or eliminates the risks (prepayment, currency, liquidity, etc.) inherent in many other fixed income management approaches. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the
Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund also may engage in frequent and active trading or portfolio investments to achieve its investment objective.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS -
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Counterparty Credit Risk - The Fund may make investments in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions.
For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Fixed Income Risk - The Fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, the Fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment Technique Risk - Some investment techniques of the Fund may be considered aggressive. Risks associated with the use of futures contracts, options, structured notes, and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Portfolio Turnover Risk - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION -
Performance, Narrative	rr_PerformanceNarrativeTextBlock
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;
however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future.

Updated performance information is available on the Fund's website at
rydex-sgi.com or by calling Rydex|SGI Client Services at 800.820.0888.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800.820.0888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	rydex-sgi.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Long Short Interest Rate Strategy Fund | H-Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and/or Shareholder Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,834